General and administrative expenses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses [Abstract]
Directors and Officers Liability Insurance	$ 49,694	$ 285,307	$ 393,537
Advisory Fees	7,937	211,762	209,306
Legal fees	0	191,344	394,819
Administrative Services fee payable to CMB	15,000	120,000	119,516
Audit fees	225,000	110,000	50,000
Registration and listing fees	88,364	0	90,000
Other expenses	11,372	30,701	66,910
Total general and administrative expenses	$ 397,367	$ 949,114	$ 1,324,088